TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 97	$ 58
Increase in unrecognized tax benefits as a result of tax positions taken	73	39
Balance at the end of the year	$ 170	$ 97